Consolidated Statements of Change in Shareholders' Equity (Deficit) - USD ($)		Common Stock [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2021		$ 334,863	$ 180,333	$ 6,036	$ 78,818	$ 600,050
Balance, shares at Dec. 31, 2021	[1]	9,253,333
Net income (loss)			(24,884,122)		(65,124)	(24,949,246)
Capital contributions		$ 600,000				600,000
Capital contributions, shares	[1]	120,000
Forgiveness of debt by a related party		$ 2,763,018				2,763,018
Earnout shares payment		5,199,629				5,199,629
Issuance of ordinary shares		$ 500,000				500,000
Issuance of ordinary shares, shares	[1]	4,626,667
Issuance of ordinary shares upon the Reverse Recapitalization		$ 11,911,459				11,911,459
Issuance of ordinary shares upon the Reverse Recapitalization, shares	[1]	6,191,770
Foreign currency translation adjustments				(131,725)	(216)	(131,941)
Balance at Dec. 31, 2022		$ 21,308,969	(24,703,789)	(125,689)	13,478	(3,507,031)
Balance, shares at Dec. 31, 2022	[1]	20,191,770
Net income (loss)			(10,039,481)		3,377	(10,036,104)
Foreign currency translation adjustments				(59,779)	(240)	(60,019)
Issuance of ordinary shares through private placements		$ 790,000				790,000
Issuance of ordinary shares through private placements, shares	[1]	790,000
Issuance of ordinary shares upon conversion of convertible notes		$ 1,424,304				1,424,304
Issuance of ordinary shares upon conversion of convertible notes, shares	[1]	989,100
Issuance of ordinary shares upon settlement of debts		$ 1,538,914				1,538,914
Issuance of ordinary shares upon settlement of debts, shares	[1]	1,056,639
Issuance of ordinary shares upon settlement of prepaid forward contracts		$ 2,368,000				2,368,000
Issuance of ordinary shares upon settlement of prepaid forward contracts, shares	[1]	1,600,000
Balance at Dec. 31, 2023		$ 27,430,187	(34,743,270)	(185,468)	16,615	(7,481,936)
Balance, shares at Dec. 31, 2023	[1]	24,627,509
Net income (loss)			(15,357,156)		(34,287)	(15,391,443)
Foreign currency translation adjustments				(74,064)	(1,337)	(75,401)
Issuance of ordinary shares through private placements		$ 50,000				50,000
Issuance of ordinary shares through private placements, shares	[1]	50,000
Issuance of ordinary shares upon conversion of convertible notes		$ 3,613,125				3,613,125
Issuance of ordinary shares upon conversion of convertible notes, shares	[1]	2,908,750
Issuance of ordinary shares upon settlement of debts		$ 1,713,587				1,713,587
Issuance of ordinary shares upon settlement of debts, shares	[1]	995,362
Issuance of ordinary shares in assets acquisition		$ 15,000,000				15,000,000
Issuance of ordinary shares in assets acquisition, shares	[1]	8,571,428
Balance at Dec. 31, 2024		$ 47,806,899	$ (50,100,426)	$ (259,532)	$ (19,009)	$ (2,572,068)
Balance, shares at Dec. 31, 2024	[1]	37,153,049

[1]	Giving retroactive effect to reverse recapitalization effected on November 17, 2022